UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.   20549



FORM 13F



FORM 13F COVER PAGE





Report for the Quarter Ended:  December 31, 1999



Institutional Investment Manager Filing this Report:



The Robert Bruce Management Company, Inc.

96 Spring Street

P. O. Box 252

South Salem, NY  10590



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Name of institutional investment manager and person duly authorized to submit and sign this report:



Robert W. Bruce, III

President

914 763-6168

96 Spring Street

South Salem, NY  10590



Report Type:  13F Holdings Report



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FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:	    2



Form 13F Information Table Entry Total:      12



Form 13F Information Table Value Total:     $902,668



List of Other Included Managers:



No.                 13F File Number                         Name



01         					Algenpar, Inc.    J. Taylor Crandall

02
	Anne T. & Robert M. Bass Foundation


           	Anne T. Bass


            	Robert M. Bass


           	J. Taylor Crandall



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FORM 13F INFORMATIONAL TABLE



NAME OF ISSUER                 TITLE OF CLASS CUSIP     VALUE
SHARES   SH/ PUT/ INVSTMT  OTHER           VOTING AUTHORITY

                                                       (x $1000)
PRN AMT  PRN CALL DSCRETN MANAGERS     SOLE     SHARED   NONE







AMERADA HESS                   COM            023551104  31791
  560200 SH       OTHER   01                      560200

FLORIDA EAST COAST INDUSTRIES  COM            340632108  55686
 1333800 SH       OTHER   01,02                  1333800


FREEPORT-MCMORAN COPPER/GOLD A COM A          35671D105  34147
 1839500 SH       OTHER   01                     1839500

IMC GLOBAL WARRANTS            WARRANTS       449669118     39
  420000 SH       OTHER   01                      420000


LONE STAR TECHNOLOGIES, INC.   COM            542312103 247849
 9012672 SH       OTHER   01,02                  9012672


MATLACK SYSTEMS, INC.          COM            576901102   6453
 2024150 SH       OTHER   01,02                  2024150


MCMORAN EXPLORATION COMPANY    COM            582411104  56937
 2695223 SH       OTHER   01,02                  2695223


MESA ROYALTY TRUST             UNIT BEN INT   590660106  39439
  830300 SH       OTHER   01,02                   830300


PERMIAN BASIN ROYALTY TRUST    UNIT BEN INT   714236106  22548
 3964100 SH       OTHER   01                     3964100


PHOSPHATE RESOURCE PARTNERS    LTD PART UNIT  719217101 247438
24898200 SH       OTHER   01,02                 24898200


SAN JUAN BASIN ROYALTY TRUST   UNIT BEN INT   798241105 145546
14028500 SH       OTHER   01                    14028500


SEACOR SMIT, INC.              COM            811904101  14795
  285900 SH       OTHER   01,02                   285900

